Operating costs - Exceptional operating items (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	£ 1,066	£ 828	£ 447
Staff costs	1,830	1,795	1,586
Other external charges	2,747	2,597	1,978
Other operating income	(34)	(14)	(26)
Operating profit/(loss)	(4,632)	(4,409)	(3,731)
Cost of sales	6,899	5,973	5,038
Total exceptional items
Depreciation, amortisation and impairment
Staff costs	10	0	5
Other external charges	60	52	13
Other operating income	(18)	0	(3)
Operating profit/(loss)	622	388	15
Cost of sales	67	0	0
Other operating expenses	555	388	15
Total exceptional items | Intangible assets [Member]
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	498	336	0
Total exceptional items | Property, plant and equipment
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	£ 72	£ 0	£ 0